Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of supplemental information related to operating leases

	December 31,	December 31,
Balance Sheet information	2023	2022
Operating lease ROU assets	$250	$171

Operating lease liabilities, current portion	$111	$171
Operating lease liabilities, long-term portion	151	—
Total operating lease liabilities	$262	$171

Cash flow information for the twelve months ended December 31,	2023	2022
Cash paid for amounts included in the measurement of operating leases liabilities	$228	$560

Schedule of maturities of operating lease liabilities

2024	111
2025	115
2026	59
Total lease payments	285
Less: imputed interest	23
Total lease liabilities	$262

Weighted-average remaining lease term at end of period (in years)	2.4
Weighted-average discount rate at end of period	6.9%